Fair Value Measurements And Disclosure	12 Months Ended
Dec. 31, 2014
Fair Value Measurements And Disclosure
Fair Value Measurements And Disclosure

NOTE 10. FAIR VALUE MEASUREMENTS AND DISCLOSURE

The Fair Value Measurement and Disclosure framework provides a three-tiered fair value hierarchy that gives highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1       Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that we have the ability to access.

Level 2       Inputs to the valuation methodology include:

  Quoted prices for similar assets and liabilities in active markets.
  Quoted prices for identical or similar assets or liabilities in inactive markets.
  Inputs other than quoted market prices that are observable for the asset or liability.
  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3       Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

  Fair value is often based on developed models in which there are few, if any, external observations.

The fair value measurements level of an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used should maximize the use of observable inputs and minimize the use of unobservable inputs.

The valuation methodologies described above may produce a fair value calculation that may not be indicative of future net realizable value or reflective of future fair values. We believe our valuation methods are appropriate and consistent with other market participants. The use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used since December 31, 2013.

Long-Term Debt and Other Financial Instruments

The carrying amounts and estimated fair values of our long-term debt, including current maturities and other financial instruments, are summarized as follows:

	December 31, 2014		December 31, 2013
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures	$81,632	$90,367	$74,484	$79,309
Commercial paper	-	-	20	20
Bank borrowings	5	5	1	1
Investment securities	2,735	2,735	2,450	2,450

The carrying value of debt with an original maturity of less than one year approximates fair value. The fair value measurements used for notes and debentures are considered Level 2 and are determined using various methods, including quoted prices for identical or similar securities in both active and inactive markets.

Following is the fair value leveling for available-for-sale securities and derivatives as of December 31, 2014, and December 31, 2013:

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$1,160	$-	$-	$1,160
International equities	553	-	-	553
Fixed income bonds	-	836	-	836
Asset Derivatives[1]
Interest rate swaps	-	157	-	157
Cross-currency swaps	-	1,243	-	1,243
Interest rate locks	-	5	-	5
Liability Derivatives[1]
Cross-currency swaps	-	(1,506)	-	(1,506)
Interest rate locks	-	(133)	-	(133)

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$1,049	$-	$-	$1,049
International equities	563	-	-	563
Fixed income bonds	-	759	-	759
Asset Derivatives[1]
Interest rate swaps	-	191	-	191
Cross-currency swaps	-	1,951	-	1,951
Liability Derivatives[1]
Interest rate swaps	-	(7)	-	(7)
Cross-currency swaps	-	(519)	-	(519)
[1]	Derivatives designated as hedging instruments are reflected as "Other assets", "Other noncurrent liabilities" and, for a portion of interest rate swaps, "Other current assets" in our consolidated balance sheets.

Investment Securities

Our investment securities include equities, fixed income bonds and other securities. A substantial portion of the fair values of our available-for-sale securities was estimated based on quoted market prices. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Realized gains and losses on securities are included in “Other income (expense) – net” in the consolidated statements of income using the specific identification method. Unrealized gains and losses, net of tax, on available-for-sale securities are recorded in accumulated OCI. Unrealized losses that are considered other than temporary are recorded in “Other income (expense) – net” with the corresponding reduction to the carrying basis of the investment. Fixed income investments of $102 have maturities of less than one year, $417 within one to three years, $75 within three to five years, and $242 for five or more years.

Our cash equivalents (money market securities), short-term investments (certificate and time deposits) and customer deposits are recorded at amortized cost, and the respective carrying amounts approximate fair values. Our short-term investments of $1,890 are recorded in “Other current assets” and our investment securities are recorded in “Other Assets” on the consolidated balance sheets.

Derivative Financial Instruments

We employ derivatives to manage certain market risks, primarily interest rate risk and foreign currency exchange risk. This includes the use of interest rate swaps, interest rate locks, foreign exchange forward contracts and combined interest rate foreign exchange contracts (cross-currency swaps). We do not use derivatives for trading or speculative purposes. We record derivatives on our consolidated balance sheets at fair value that is derived from observable market data, including yield curves and foreign exchange rates (all of our derivatives are Level 2). Cash flows associated with derivative instruments are presented in the same category on the consolidated statements of cash flows as the item being hedged.

The majority of our derivatives are designated either as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), or as a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge).

Fair Value Hedging We designate our fixed-to-floating interest rate swaps as fair value hedges. The purpose of these swaps is to manage interest rate risk by managing our mix of fixed-rate and floating-rate debt. These swaps involve the receipt of fixed-rate amounts for floating interest rate payments over the life of the swaps without exchange of the underlying principal amount. Accrued and realized gains or losses from interest rate swaps impact interest expense in the consolidated statements of income. Unrealized gains on interest rate swaps are recorded at fair market value as assets, and unrealized losses on interest rate swaps are recorded at fair market value as liabilities. Changes in the fair values of the interest rate swaps are exactly offset by changes in the fair value of the underlying debt. Gains or losses realized upon early termination of our fair value hedges are recognized in interest expense. In the years ended December 31, 2014, and December 31, 2013, no ineffectiveness was measured on interest rate swaps designated as fair value hedges.

Cash Flow Hedging We designate our cross-currency swaps as cash flow hedges. We have entered into multiple cross-currency swaps to hedge our exposure to variability in expected future cash flows that are attributable to foreign currency risk generated from the issuance of our Euro, British pound sterling, Canadian dollar and Swiss Franc denominated debt. These agreements include initial and final exchanges of principal from fixed foreign denominations to fixed U.S. denominated amounts, to be exchanged at a specified rate, which was determined by the market spot rate upon issuance. They also include an interest rate swap of a fixed or floating foreign-denominated rate to a fixed U.S. denominated interest rate.

Unrealized gains on derivatives designated as cash flow hedges are recorded at fair value as assets, and unrealized losses on derivatives designated as cash flow hedges are recorded at fair value as liabilities, both for the period they are outstanding. For derivative instruments designated as cash flow hedges, the effective portion is reported as a component of accumulated OCI until reclassified into interest expense in the same period the hedged transaction affects earnings. The gain or loss on the ineffective portion is recognized as “Other income (expense) – net” in the consolidated statements of income in each period. We evaluate the effectiveness of our cross-currency swaps each quarter. In the years ended December 31, 2014, and December 31, 2013, no ineffectiveness was measured on cross-currency swaps designated as cash flow hedges.

Periodically, we enter into and designate interest rate locks to partially hedge the risk of changes in interest payments attributable to increases in the benchmark interest rate during the period leading up to the probable issuance of fixed-rate debt. We designate our interest rate locks as cash flow hedges. Gains and losses when we settle our interest rate locks are amortized into income over the life of the related debt, except where a material amount is deemed to be ineffective, which would be immediately reclassified to “Other income (expense) – net” in the consolidated statements of income. In the years ended December 31, 2014, and December 31, 2013, no ineffectiveness was measured on interest rate locks. Over the next 12 months, we expect to reclassify $39 from accumulated OCI to interest expense due to the amortization of net losses on historical interest rate locks. Our unutilized interest rate locks carry mandatory early terminations, the latest occurring in the first half of 2015.

We hedge a portion of the exchange risk involved in anticipation of highly probable foreign currency-denominated transactions. In anticipation of these transactions, we often enter into foreign exchange contracts to provide currency at a fixed rate. Some of these instruments are designated as cash flow hedges while others remain nondesignated, largely based on size and duration. Gains and losses at the time we settle or take delivery on our designated foreign exchange contracts are amortized into income in the same period the hedged transaction affects earnings, except where an amount is deemed to be ineffective, which would be immediately reclassified to “Other income (expense) – net” in the consolidated statements of income. In the years ended December 31, 2014, and December 31, 2013, no ineffectiveness was measured on foreign exchange contracts designated as cash flow hedges.

Collateral and Credit-Risk Contingency We have entered into agreements with our derivative counterparties establishing collateral thresholds based on respective credit ratings and netting agreements. At December 31, 2014, we had posted collateral of $530 (a deposit asset) and held collateral of $599 (a receipt liability). Under the agreements, if our credit rating had been downgraded one rating level by Moody's Investor Service and Standard & Poor's Rating Services and two rating levels by Fitch Ratings, before the final collateral exchange in December, we would have been required to post additional collateral of $91. At December 31, 2013, we had posted collateral of $8 (a deposit asset) and held collateral of $1,600 (a receipt liability). We do not offset the fair value of collateral, whether the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable), against the fair value of the derivative instruments.

Following is the notional amount of our outstanding derivative positions at December 31:

	2014	2013
Interest rate swaps	$6,550	$4,750
Cross-currency swaps	26,505	17,787
Interest rate locks	6,750	-
Total	$39,805	$22,537

Following is the related hedged items affecting our financial position and performance:

Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2014	2013	2012
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$(29)	$(113)	$(179)
Gain (Loss) on long-term debt	29	113	179

In addition, the net swap settlements that accrued and settled in the periods above were offset against interest expense.

Cash Flow Hedging Relationships
For the year ended December 31,	2014	2013	2012
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$528	$813	$432
Interest rate locks:
Gain (Loss) recognized in accumulated OCI	(128)	-	-
Interest income (expense) reclassified from accumulated OCI into income	(44)	(46)	(43)
Foreign exchange contracts:
Gain (Loss) recognized in accumulated OCI	-	(2)	5